Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	$ 0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	3,719
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	$ 3,719
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1		$ 3,719
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3		0
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4		3,719
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5		34,175
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6		$ 34,175